Loan Operations and Lease Operations Portfolio - Summary Securitization or Transfer of Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of loans and lease operations [Line Items]
Assets	R$ 1,424,876	R$ 1,330,251	R$ 1,246,833
Liabilities	1,151,237	1,056,717	R$ 1,012,075
Book value [Member]
Disclosure of loans and lease operations [Line Items]
Assets	4,081	5,111
Liabilities	4,071	5,029
Book value [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,941	2,460
Liabilities	1,939	2,453
Book value [Member] | Working capital [Member]
Disclosure of loans and lease operations [Line Items]
Assets	2,140	2,651
Liabilities	2,128	2,570
Book value [Member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	4	6
Estimated fair value [Member]
Disclosure of loans and lease operations [Line Items]
Assets	4,065	5,056
Liabilities	4,052	4,966
Estimated fair value [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	1,925	2,405
Liabilities	1,920	2,390
Estimated fair value [Member] | Working capital [Member]
Disclosure of loans and lease operations [Line Items]
Assets	2,140	2,651
Liabilities	2,128	2,570
Estimated fair value [Member] | Other [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	R$ 4	R$ 6